UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22041

                                                 Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                          Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 61.6%
	HEALTH CARE — 10.4%
	Biotechnology — 0.6%
2,000	3SBio Inc., ADR†	$26,600
2,000	Biogen Idec Inc.†	312,160
7,200	Bio-Rad Laboratories Inc., Cl. A†	819,288
40,000	Indevus Pharmaceuticals Inc., Escrow†(a)	44,000
443,000	Q-Med AB, Escrow†(a)	0

		1,202,048

	Health Care Equipment and Supplies — 3.6%
45,000	ArthroCare Corp.†	1,639,350
4,000	BioMimetic Therapeutics Inc.†	33,920
13,000	Exactech Inc.†	249,470
140,000	PSS World Medical Inc.†	4,050,200
65,000	Smith & Nephew plc	748,946
5,000	Trauson Holdings Co. Ltd.	4,726
6,000	Young Innovations Inc.	237,000

		6,963,612

	Health Care Providers and Services — 1.3%
1,000	Amil Participacoes SA	15,678
1,000	Chemed Corp.	75,550
50,000	Coventry Health Care Inc.	2,291,500
6,000	Rhoen Klinikum AG	125,949

		2,508,677

	Life Sciences Tools and Services — 1.2%
10,000	Illumina Inc.†	506,300
107,000	WuXi PharmaTech Cayman Inc., ADR†	1,731,260

		2,237,560

	Pharmaceuticals — 3.7%
24,000	Allergan Inc.	2,520,240
40,000	Bristol-Myers Squibb Co.	1,445,600
5,991	Grifols SA, ADR†	159,428
120,000	MAP Pharmaceuticals Inc.†	2,972,400
40,000	Pronova BioPharma ASA	98,116
1,000	Taro Pharmaceuticals Industries Ltd.†	46,580
500	YM Biosciences Inc.†	1,470

		7,243,834

	TOTAL HEALTH CARE	20,155,731

	INDUSTRIALS — 9.1%
	Aerospace and Defense — 0.3%
15,000	Exelis Inc.	164,850
12,000	Kaman Corp.	436,080

		600,930

	Air Freight and Logistics — 0.3%
68,000	TNT Express NV	522,494

Shares		Market Value
	Building and Construction — 2.1%
86,000	The Shaw Group Inc.†	$4,069,520

	Commercial Services and Supplies — 0.1%
7,000	Rollins Inc.	173,040
2,000	Westway Group Inc.†	13,600

		186,640

	Machinery — 5.5%
11,000	Cascade Corp.	710,270
10,000	CIRCOR International Inc.	415,000
35,000	Eaton Corp. plc†	1,993,261
120,000	Robbins & Myers Inc.	6,993,600
100	Sauer-Danfoss Inc.	5,367
22,000	Xylem Inc.	614,460

		10,731,958

	Railroads and Transportation — 0.8%
9,000	GATX Corp.	426,150
47,000	Navistar International Corp.†	1,226,230

		1,652,380

	TOTAL INDUSTRIALS	17,763,922

	CONSUMER DISCRETIONARY — 8.5%
	Auto Components — 0.2%
14,000	Tenneco Inc.†	489,440

	Diversified Consumer Services — 0.0%
27,000	Corinthian Colleges Inc.†	66,420

	Hotels, Restaurants, and Leisure — 0.8%
500	Ameristar Casinos Inc.	13,250
4,000	Churchill Downs Inc.	258,640
145,000	Dover Motorsports Inc.	249,400
80,000	Ladbrokes plc	268,984
7,000	Orient-Express Hotels Ltd., Cl. A†	81,340
14,712	Ryman Hospitality Properties Inc.	588,039

		1,459,653

	Household Durables — 0.5%
19,000	Harman International Industries Inc.	850,820
9,000	Nobility Homes Inc.†	46,350
14,000	Skyline Corp.†	66,780

		963,950

	Media — 5.7%
100,000	Acme Communications Inc.	12,000
2,500	Arbitron Inc.	117,250
500	Ascent Capital Group Inc., Cl. A†	31,855
22,500	Astral Media Inc., Cl. A	1,057,550
1,300	Astral Media Inc., Cl. B	64,400
25,000	British Sky Broadcasting Group plc	324,137
150,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,125,000
66,000	Crown Media Holdings Inc., Cl. A†	120,780

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Media (Continued)
3,600	Discovery Communications Inc., Cl. A†	$249,768
4,000	Discovery Communications Inc., Cl. C†	254,840
22,000	DISH Network Corp., Cl. A	819,940
38,000	Fisher Communications Inc.	1,348,240
254	Granite Broadcasting Corp.†(a)	1
1,400	Jupiter Telecommunications Co. Ltd.	1,676,417
26,000	Liberty Media Corp.†	2,899,260
20,000	Shaw Communications Inc., Cl. B	468,400
26,000	Starz - Liberty Capital†	414,440

		10,984,278

	Multiline Retail — 0.0%
3,000	Saks Inc.†	32,430

	Specialty Retail — 1.3%
10,000	Aaron’s Inc.†	296,500
1,000	K-Swiss Inc., Cl. A†	4,710
10,000	Pier 1 Imports Inc.	216,900
70,000	The Pep Boys — Manny, Moe & Jack	779,100
15,000	The Warnaco Group Inc.†	1,098,150
6,150	Zipcar Inc.†	75,091

		2,470,451

	TOTAL CONSUMER DISCRETIONARY	16,466,622

	TELECOMMUNICATION SERVICES — 6.8%
	Diversified Telecommunications Services — 3.1%
280,000	Asia Satellite Telecommunications Holdings Ltd.	1,047,012
160,000	Cincinnati Bell Inc.†	760,000
90,000	Telenet Group Holding NV	4,258,714

		6,065,726

	Wireless Telecommunications Services — 3.7%
90,000	MetroPCS Communications Inc.†	902,700
14,000	Millicom International Cellular SA, SDR	1,290,373
2,000	Rogers Communications Inc., Cl. B	92,980
335,000	Sprint Nextel Corp.†	1,886,050
9,000	Telephone & Data Systems Inc.	227,610
70,000	United States Cellular Corp.†	2,662,800

		7,062,513

	TOTAL TELECOMMUNICATION SERVICES	13,128,239

	CONSUMER STAPLES — 5.7%
	Beverages — 1.8%
400,000	Grupo Modelo SAB de CV, Cl. C	3,413,399

	Food and Staples Retailing — 1.2%
26,000	Casey’s General Stores Inc.	1,422,980
4,000	Spartan Stores Inc.	64,960

Shares		Market Value
29,700	Village Super Market Inc., Cl. A	$950,103

		2,438,043

	Food Products — 2.2%
3,000	Flowers Foods Inc.	80,640
8,000	GrainCorp Ltd., Cl. A	100,692
27,000	Hillshire Brands Co.	836,460
510,000	Parmalat SpA	1,278,999
6,500	Post Holdings Inc.†	246,935
50,000	Rieber & Son ASA	592,634
44,049	Tootsie Roll Industries Inc.	1,193,722

		4,330,082

	Personal Products — 0.5%
55,000	Avon Products Inc.	933,900

	TOTAL CONSUMER STAPLES	11,115,424

	MATERIALS — 5.6%
	Building Products — 1.3%
100,000	Griffon Corp.	1,180,000
12,000	Texas Industries Inc.†	682,080
12,000	Vulcan Materials Co.	678,720

		2,540,800

	Chemicals — 0.2%
9,000	Sensient Technologies Corp.	342,900
500	Spartech Corp.†	4,765

		347,665

	Containers and Packaging — 3.1%
9,000	Greif Inc., Cl. B	455,040
336,000	Myers Industries Inc.	4,966,080
26,000	Seacube Container Leasing Ltd.	597,220

		6,018,340

	Metals and Mining — 1.0%
100,000	Alcoa Inc.	884,000
1,500	Allegheny Technologies Inc.	47,475
82,125	AuRico Gold Inc.†	578,981
4,000	Camino Minerals Corp.†	281
12,000	Gold Fields Ltd., ADR	139,440
1,000	Inmet Mining Corp.	72,188
9,000	Pan American Silver Corp.	157,189
5,000	Talison Lithium Ltd.†	37,297

		1,916,851

	TOTAL MATERIALS	10,823,656

	UTILITIES — 4.3%
	Electric Utilities — 1.6%
24,000	Duke Energy Corp.	1,649,771
64,000	Endesa SA	1,523,768

		3,173,539

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
	Gas Utilities — 0.2%
6,000	Southwest Gas Corp.	$267,240

	Independent Power Producers and Energy Traders — 0.0%
75,000	GenOn Energy Inc., Escrow†(a)	0

	Multi-Utilities — 2.5%
35,000	CH Energy Group Inc.	2,275,000
57,267	GDF Suez, Strips†(a)	78
70,000	NorthWestern Corp.	2,589,300

		4,864,378

	TOTAL UTILITIES	8,305,157

	INFORMATION TECHNOLOGY — 4.3%
	Communications Equipment — 0.0%
5,000	Emulex Corp.†	38,200

	Computers and Peripherals — 0.7%
130,000	Intermec Inc.†	1,284,400

	Electrical Equipment and Instruments — 0.5%
1,000	Cymer Inc.†	102,970
165,000	Gerber Scientific Inc., Escrow†(a)	1,650
45,000	Laird plc	159,440
4,500	Park Electrochemical Corp.	117,630
2,000	SGL Carbon SE	85,419
32,000	Zygo Corp.†	509,120

		976,229

	Internet Software and Services — 1.3%
50,000	Peer 1 Network Enterprises Inc.†	191,999
120,000	Yahoo! Inc.†	2,355,600

		2,547,599

	Semiconductors and Semiconductor Equipment — 0.1%
1,125	Lam Research Corp.†	46,282
2,500	LTX-Credence Corp.†	15,350
10,000	MoSys Inc.†	36,000
10,000	PLX Technology Inc.†	46,600

		144,232

	Software — 1.7%
100,000	Eloqua Inc.†	2,349,000
19,345	Epocrates Inc.†	225,950
60,000	FalconStor Software Inc.†	160,800
10,000	Pervasive Software Inc.†	91,500
200	Retalix Ltd.	5,974
38,000	Take-Two Interactive Software Inc.†	462,460

		3,295,684

	TOTAL INFORMATION TECHNOLOGY	8,286,344

Shares		Market Value
	ENERGY — 3.6%
	Oil, Gas, and Consumable Fuels — 3.6%
4,000	Anadarko Petroleum Corp.	$320,080
3,000	Celtic Exploration Ltd.†	79,918
1,000(b)	Copano Energy LLC	38,960
125,000	Dragon Oil plc	1,126,055
30,000	Energy Transfer Partners LP	1,409,700
11,592	Halcon Resources Corp.†	88,563
20,000	Heritage Oil plc†	63,186
100,000	McMoRan Exploration Co.†	1,581,000
60,000	Nexen Inc.	1,605,600
12,000	Plains Exploration & Production Co.†	573,000
1,000	Uranium One Inc.†	2,727
140,000	WesternZagros Resources Ltd.†	148,787

		7,037,576

	TOTAL ENERGY	7,037,576

	FINANCIALS — 3.3%
	Capital Markets — 0.7%
50,000	BKF Capital Group Inc.†	53,500
4,000	Duff & Phelps Corp., Cl. A	63,560
20,000	Epoch Holding Corp.	560,000
90,000	SWS Group Inc.†	593,100

		1,270,160

	Commercial Banks — 0.8%
184,000	First Niagara Financial Group Inc.	1,442,560
20,000	Hudson City Bancorp Inc.	171,000
1,000	TNS Inc.†	20,950

		1,634,510

	Consumer Finance — 1.5%
2,000	FirstCity Financial Corp.†	19,680
170,000	SLM Corp.	2,871,300

		2,890,980

	Insurance — 0.2%
2,000	Argo Group International Holdings Ltd.	72,180
3,000	CNinsure Inc., ADR†	19,320
47,068	Delphi Financial Group Inc.†(a)	29,417
30,000	SeaBright Holdings Inc.	332,700

		453,617

	Real Estate Management and Development — 0.0%
500	ECO Business-Immobilien AG†	3,327

	Thrift and Mortgage Finance — 0.1%
10,000	New York Community Bancorp Inc.	133,500

	TOTAL FINANCIALS	6,386,094

	TOTAL COMMON STOCKS	119,468,765

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2013 (Unaudited)

Shares		Market Value
	RIGHTS — 0.1%
	HEALTH CARE — 0.1%
20,000	Adolor Corp., expire 07/01/19†(a)	$10,400
5,000	American Medical Alert Corp.†(a)	50
4,000	Clinical Data Inc., expire 04/14/18†(a)	3,800
120,000	Sanofi, CVR, expire 12/31/20†	228,000

	TOTAL RIGHTS	242,250

	WARRANTS — 0.2%
	ENERGY — 0.2%
	Oil, Gas, and Consumable Fuels — 0.2%
76,800	Kinder Morgan Inc., expire 05/25/17†	342,528

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 38.1%
$73,903,000	U.S. Treasury Bills, 0.070% to 0.145%††, 02/07/13 to 08/01/13	73,882,883

	TOTAL INVESTMENTS — 100.0% (Cost $186,455,200)	$193,936,426

Market Value
Aggregate tax cost	$190,189,855

Gross unrealized appreciation	$17,005,168
Gross unrealized depreciation	(13,258,597)

Net unrealized appreciation/depreciation	$3,746,571

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At January 31, 2013, the market value of fair valued securities amounted to $89,396 or 0.05% of total investments.

(b)	Denoted in units.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 1/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	$1,158,048	—	$44,000	$ 1,202,048
Other Industries (a)	18,953,683	—	—	18,953,683
Consumer Discretionary
Media	10,984,277	—	1	10,984,278
Other Industries (a)	5,482,344	—	—	5,482,344
Utilities
Independent Power Producers and Energy Traders	—	—	0	0
Multi-Utilities	4,864,300	—	78	4,864,378
Other Industries (a)	3,440,779	—	—	3,440,779
Financials
Insurance	424,200	—	29,417	453,617
Other Industries (a)	5,932,477	—	—	5,932,477
Information Technology
Electrical Equipment and Instruments	974,579	—	1,650	976,229
Other Industries (a)	7,310,115	—	—	7,310,115
Other Industries (a)	59,868,817	—	—	59,868,817
Total Common Stocks	119,393,619	—	75,146	119,468,765
Rights:
Health Care	228,000	—	14,250	242,250
Warrants:
Energy	342,528	—	—	342,528
U.S. Government Obligations	—	$73,882,883	—	73,882,883
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$119,964,147	$73,882,883	$89,396	$193,936,426

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the nine months ended January 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities,

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at January 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty. There were no derivative contracts held at January 31, 2013.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at January 31, 2013 are reflected within the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At October 31, 2012, the Fund had a net capital loss carryforward for federal income tax purposes of $44,646,023 which is available to reduce future required distributions of net capital gains to shareholders through 2017. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/19/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/19/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	3/19/2013

*  Print the name and title of each signing officer under his or her signature.